Fair Value Measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair value measurement
Accrued investment income of short-term investments	¥ (246)	$ (34)	¥ 492	¥ (49)
Impairment of goodwill	540,009	$ 73,981	0	0
Impairment of property and equipment	0		844	1,350
Recurring
Fair value measurement
Accrued investment income of short-term investments	29		311
Non-recurring
Fair value measurement
Impairment charges on investment	7,350		444	7,945
Impairment loss for the intangible assets			¥ 0	¥ 0
Impairment of goodwill	¥ 540,009